Investments	9 Months Ended
Mar. 31, 2016
Schedule of Investments [Abstract]
Investments

5.	Investments

On September 18, 2015, the Company, through a series of transactions acquired 5,000,000 shares of Dollar Shots Club, Inc. (“DSC”) in exchange for 2,000,000 shares of common stock. The shares of DSC are being carried on the accompanying balance sheet based on the shares of stock given in exchange for the investment. The Company is accounting for the investment on the cost basis of accounting being that the shares represent approximately 5 of the total outstanding shares of DSC and the Company does not have any significant influence in DSC.